SHARE-BASED COMPENSATION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005	May 18, 2012	Mar. 27, 2008
Share-based compensation [Line Items]
Share-based compensation expense recognized (in dollars)	$ 1,726	$ 1,808	$ 2,074
Number of share option plans	2
Contractual life	10 years
Ordinary shares granted
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
0.00-0.38 [Member]
Ordinary shares granted
Exercise prices, low end of range (in dollars per share)	$ 0.0001
Share options [Member]
Share-based compensation [Line Items]
Share options granted (in shares)	3,475,132
Ordinary shares granted
Total intrinsic value of options exercised (in dollars)	9,206	166	125
Aggregate intrinsic value for share options vested and expected to vest (in dollars)	22,449
Weighted-average remaining contractual life for share options vested and expected to vest	5 years 3 months 25 days
Weighted-average grant date fair value of options granted (in dollars per share)	$ 1.33	$ 0.44	$ 0.33
Total unrecognized share-based compensation expense related to share options (in dollars)	3,113
Weighted-average vesting period for recognition of unrecognized share-based compensation expense	2 years 9 months 4 days
Total fair value of shares vested	1,696	1,318	714
Share options [Member] | Employee [Member] | Five years vesting period [Member]
Ordinary shares granted
United States Treasury Bill term	1 year
Share options [Member] | Employee [Member] | Minimum [Member]
Ordinary shares granted
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 0
Share options [Member] | Employee [Member] | Minimum [Member] | Five years vesting period [Member]
Ordinary shares granted
United States Treasury Bill term	5 years
Share options [Member] | Employee [Member] | Maximum [Member]
Ordinary shares granted
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 3.35
Share options [Member] | Employee [Member] | Maximum [Member] | Five years vesting period [Member]
Ordinary shares granted
United States Treasury Bill term	7 years
Share options [Member] | Non-employee [Member] | 0.00-0.38 [Member]
Ordinary shares granted
Exercise prices, low end of range (in dollars per share)	$ 0.0001
Share options [Member] | Non-employee [Member] | Five years vesting period [Member]
Share-based compensation [Line Items]
Vesting period	5 years
Ordinary shares granted
United States Treasury Bill term	5 years
Share options [Member] | Non-employee [Member] | One year vesting period [Member]
Share-based compensation [Line Items]
Vesting period	1 year
Share options [Member] | Non-employee [Member] | Minimum [Member]
Ordinary shares granted
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 0
Share options [Member] | Non-employee [Member] | Maximum [Member]
Ordinary shares granted
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 1.68
Share options [Member] | Key employees and directors [Member]
Share-based compensation [Line Items]
Repriced outstanding options (in shares)					20,484,420
Repriced exercise price of options (in dollars per share)					$ 0.195	$ 0.70
Recognized share-based compensation expense arising from the re-pricing of awards (in dollars)	62	62	715
Share options [Member] | Key employees and directors [Member] | Minimum [Member]
Share-based compensation [Line Items]
Original exercise price (in dollars per share)					$ 0.32
Share options [Member] | Key employees and directors [Member] | Maximum [Member]
Share-based compensation [Line Items]
Original exercise price (in dollars per share)					$ 4.55
Restricted shares [Member]
Ordinary shares granted
Total fair value of shares vested (in dollars)	26	38	14
2004 Plan [Member]
Share-based compensation [Line Items]
Ordinary shares reserved for grant	12,541,080
Vesting period	5 years
Percentage of share options vesting in one year after the grant date	20.00%
Initial share options vesting period	1 year
Percentage of share options vesting semi-annually over the remaining period	10.00%
Period during which the remainder of the options will vest	4 years
2004 Plan [Member] | Share options [Member] | Employee [Member]
Share-based compensation [Line Items]
Total share options granted	10,006,600
2004 Plan [Member] | Share options [Member] | Employee [Member] | Minimum [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 1.60
2004 Plan [Member] | Share options [Member] | Employee [Member] | Maximum [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 3.00
2004 Plan [Member] | Share options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Total share options granted	664,800
2004 Plan [Member] | Share options [Member] | Non-employee [Member] | Minimum [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 1.60
2004 Plan [Member] | Share options [Member] | Non-employee [Member] | Maximum [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 2.50
2005 Plan [Member]
Share-based compensation [Line Items]
Ordinary shares reserved for grant	13,065,505
Options transferred from 2004 Plan (in shares)	3,065,505
Additional shares authorized for future grants	18,000,000			10,000,000
2005 Plan [Member] | Share options [Member] | Employee [Member]
Share-based compensation [Line Items]
Share-based compensation expense recognized (in dollars)	1,618	1,476	1,313
Total share options granted			31,754,037
Exercise price of total share options granted (in dollars per share)	$ 0.0001	$ 0.0001
Share options granted (in shares)	524,000	2,423,324
2005 Plan [Member] | Share options [Member] | Employee [Member] | Three years vesting period [Member]
Share-based compensation [Line Items]
Vesting period	3 years
Initial share options vesting period	1 year
Period during which the remainder of the options will vest	2 years
2005 Plan [Member] | Share options [Member] | Employee [Member] | Five years vesting period [Member]
Share-based compensation [Line Items]
Vesting period	5 years
Percentage of share options vesting in one year after the grant date	20.00%
Initial share options vesting period	1 year
Percentage of share options vesting semi-annually over the remaining period	10.00%
Period during which the remainder of the options will vest	4 years
2005 Plan [Member] | Share options [Member] | Employee [Member] | One year vesting period [Member]
Share-based compensation [Line Items]
Vesting period	1 year
Percentage of share options vesting in one year after the grant date	16.70%
2005 Plan [Member] | Share options [Member] | Employee two [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 0.485	$ 0.36
Share options granted (in shares)	100,000	210,000
2005 Plan [Member] | Share options [Member] | Employee three [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 0.9075
Share options granted (in shares)	20,000
2005 Plan [Member] | Share options [Member] | Employee four [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 0.875
Share options granted (in shares)	800,000
2005 Plan [Member] | Share options [Member] | Employee five [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 1.93
Share options granted (in shares)	1,500,000
2005 Plan [Member] | Share options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Share-based compensation expense recognized (in dollars)	93	230	2
Total share options granted	2,262,892
Share options granted (in shares)	531,132	597,260
2005 Plan [Member] | Share options [Member] | Non-employee [Member] | Minimum [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 0.0001
2005 Plan [Member] | Share options [Member] | Non-employee [Member] | Maximum [Member]
Share-based compensation [Line Items]
Exercise price of total share options granted (in dollars per share)	$ 4.55
2005 Plan [Member] | Share options [Member] | Key employees [Member] | One year vesting period [Member]
Share-based compensation [Line Items]
Number of quarters of performance review considered for vesting schedule of 16.7%	3
Percentage of shares that will vest on satisfactory evaluation for every quarterly performance review	50.00%
2005 Plan [Member] | Restricted shares [Member] | Employee [Member]
Share-based compensation [Line Items]
Share-based compensation expense recognized (in dollars)	15	40	44
Total restricted shares granted	3,440,600
2005 Plan [Member] | Restricted shares [Member] | Employee [Member] | Minimum [Member]
Share-based compensation [Line Items]
Vesting period	1 year
2005 Plan [Member] | Restricted shares [Member] | Employee [Member] | Maximum [Member]
Share-based compensation [Line Items]
Vesting period	5 years
2005 Plan [Member] | Restricted shares [Member] | Non-employee [Member] | Three years vesting period [Member]
Share-based compensation [Line Items]
Vesting period	3 years
Total restricted shares granted	200,000
2005 Plan [Member] | Restricted shares [Member] | Non-employee [Member] | One year vesting period [Member]
Share-based compensation [Line Items]
Vesting period	1 year
Percentage of share options vesting in one year after the grant date	100.00%
Total restricted shares granted	30,000
2005 Plan [Member] | Performance-based stock options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Share-based compensation expense recognized (in dollars)	$ 84	$ 230
2005 Plan [Member] | Performance-based stock options [Member] | Non-employee [Member] | Vimicro Qingdao [Member]
Share-based compensation [Line Items]
Total share options granted		575,108
Number of employees		14
2005 Plan [Member] | Performance-based stock options [Member] | Non-employee [Member] | Zhongxinyingcai [Member]
Share-based compensation [Line Items]
Total share options granted	19,728	22,152
Number of employees	1	1
2005 Plan [Member] | Performance-based stock options [Member] | Non-employee [Member] | Zxinyingcai [Member]
Share-based compensation [Line Items]
Number of employees	14
2005 Plan [Member] | Performance-based stock options [Member] | Non-employee [Member] | Zhongtianxin [Member]
Share-based compensation [Line Items]
Total share options granted	11,404
Number of employees	2
2005 Plan [Member] | Service-based stock options [Member] | Non-employee [Member] | Zhongxinyingcai [Member]
Share-based compensation [Line Items]
Total share options granted	100,000
Number of employees	1
2005 Plan [Member] | Service-based stock options [Member] | Non-employee [Member] | Zhongtianxin [Member]
Share-based compensation [Line Items]
Total share options granted	400,000
Number of employees	3